Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	RICI Linked - PAM Advisors Fund, LLC
Entity Central Index Key	0001462567
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 40,738,315	$ 15,387,909
Net unrealized gain (loss) on open futures contracts	(7,252,332)	22,689,429
Total Equity in broker trading account	33,485,983	38,077,338
Cash and cash equivalents	4,082,766	27,262,529
Investments
Government-sponsored enterprise securities, at fair value	255,479,875	296,337,220
Mutual funds, at fair value	6,766,529	904,329
Receivable from MF Global	12,020,261
Interest receivable		1,591
Total assets	311,835,414	362,583,007
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	208,555	234,124
Management fee payable to Managing Member	168,058	187,850
Support services fee payable	25,841	28,885
Servicing fee payable to selling agent	34,932	39,241
Withdrawals payable	5,513,415	3,477,837
Subscriptions received in advance	1,270,000	15,438,230
Total Liabilities	7,220,801	19,406,167
Members' equity (net assets)	304,614,613	343,176,840
Total liabilities and members' equity (net assets)	311,835,414	362,583,007
Total Index Series [Member]
Assets
Cash	39,022,097	14,326,003
Net unrealized gain (loss) on open futures contracts	(7,034,079)	20,897,933
Total Equity in broker trading account	31,988,018	35,223,936
Cash and cash equivalents	3,892,851	26,361,701
Investments
Government-sponsored enterprise securities, at fair value	245,980,900	282,847,260
Mutual funds, at fair value	5,920,265	329,030
Receivable from MF Global	11,047,988
Interest receivable		1,480
Total assets	298,830,022	344,763,407
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	170,048	182,020
Management fee payable to Managing Member	161,056	178,285
Support services fee payable	24,764	27,414
Servicing fee payable to selling agent	28,790	32,142
Withdrawals payable	4,148,997	3,346,945
Subscriptions received in advance	1,270,000	15,378,230
Total Liabilities	5,803,655	19,145,036
Members' equity (net assets)	293,026,367	325,618,371
Total liabilities and members' equity (net assets)	298,830,022	344,763,407
Agricultural Sector Series [Member]
Assets
Cash	1,716,218	1,061,906
Net unrealized gain (loss) on open futures contracts	(218,253)	1,791,496
Total Equity in broker trading account	1,497,965	2,853,402
Cash and cash equivalents	189,915	886,273
Investments
Government-sponsored enterprise securities, at fair value	9,498,975	13,489,960
Mutual funds, at fair value	846,264	575,299
Receivable from MF Global	972,273
Interest receivable		111
Total assets	13,005,392	17,805,045
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	38,507	37,549
Management fee payable to Managing Member	7,002	9,565
Support services fee payable	1,077	1,471
Servicing fee payable to selling agent	6,142	7,099
Withdrawals payable	1,364,418	130,892
Subscriptions received in advance		60,000
Total Liabilities	1,417,146	246,576
Members' equity (net assets)	11,588,246	17,558,469
Total liabilities and members' equity (net assets)	13,005,392	17,805,045
Energy Sector Series [Member]
Assets
Cash and cash equivalents		14,555
Investments
Total assets		14,555
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses		14,555
Total Liabilities		14,555
Total liabilities and members' equity (net assets)		$ 14,555

Condensed Schedule Of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
Unrealized gain (Loss) on Future Contracts	$ (7,252,332)		$ 22,689,429
Futures Contracts, United States: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	(2,148,340)	[1]	13,185,694	[1]
Percent of Members' Equity (Net Assets)	(0.71%)	[1]	3.84%	[1]
Futures Contracts, United States: Energy [Member]
Unrealized gain (Loss) on Future Contracts	(1,192,742)	[1]	2,003,177	[1]
Percent of Members' Equity (Net Assets)	(0.39%)	[1]	0.58%	[1]
Futures Contracts, United States: Metals [Member]
Unrealized gain (Loss) on Future Contracts	(1,778,430)	[1]	2,411,320	[1]
Percent of Members' Equity (Net Assets)	(0.58%)	[1]	0.70%	[1]
Futures Contracts, Foreign: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	329,126	[1]	616,567	[1]
Percent of Members' Equity (Net Assets)	0.11%	[1]	0.18%	[1]
Futures Contracts, Foreign: Energy [Member]
Unrealized gain (Loss) on Future Contracts	(271,260)	[1]	1,262,395	[1]
Percent of Members' Equity (Net Assets)	(0.09%)	[1]	0.37%	[1]
Futures Contracts, Foreign: Metals [Member]
Unrealized gain (Loss) on Future Contracts	(2,190,686)	[1]	3,210,276	[1]
Percent of Members' Equity (Net Assets)	(0.72%)	[1]	0.94%	[1]
$ 84,000,000 Treasury Bill Due 01/26/2012 [Member]
Cost	83,960,521
Fair Value	83,999,160
Percent of Members' Equity (Net Assets)	27.58%
$ 6,000,000 Treasury Bill Due 01/26/2012 [Member]
Cost	5,997,205
Fair Value	5,999,940
Percent of Members' Equity (Net Assets)	1.97%
$ 35,000,000 Treasury Bill Due 04/05/2012 [Member]
Cost	34,996,368
Fair Value	34,998,250
Percent of Members' Equity (Net Assets)	11.49%
$ 40,000,000 Treasury Bill Due 04/19/2012 [Member]
Cost	39,989,389
Fair Value	39,997,600
Percent of Members' Equity (Net Assets)	13.13%
$ 10,000,000 Treasury Bill Due 04/26/2012 [Member]
Cost	9,997,735
Fair Value	9,999,300
Percent of Members' Equity (Net Assets)	3.28%
$ 57,000,000 Treasury Bill Due 05/17/2012 [Member]
Cost	56,991,341
Fair Value	56,992,590
Percent of Members' Equity (Net Assets)	18.71%
$ 500,000 Treasury Bill Due 05/17/2012 [Member]
Cost	499,929
Fair Value	499,935
Percent of Members' Equity (Net Assets)	0.16%
$ 20,000,000 Treasury Bill Due 06/28/2012 [Member]
Cost	19,995,456
Fair Value	19,994,000
Percent of Members' Equity (Net Assets)	6.56%
$ 3,000,000 Treasury Bill Due 06/28/2012 [Member]
Cost	2,999,323
Fair Value	2,999,100
Percent of Members' Equity (Net Assets)	0.98%
AIM Government & Agency Portfolio Institutional (5,920,265 shares) [Member]
Cost	5,920,265
Fair Value	5,920,265
Percent of Members' Equity (Net Assets)	1.94%
AIM Government & Agency Portfolio Institutional (846,264 shares) [Member]
Cost	846,264
Fair Value	846,264
Percent of Members' Equity (Net Assets)	0.28%
Total Futures Contracts - United States [Member]
Unrealized gain (Loss) on Future Contracts	(5,119,512)	[1]	17,600,191	[1]
Percent of Members' Equity (Net Assets)	(1.68%)	[1]	5.12%	[1]
Total Futures Contracts Foreign [Member]
Unrealized gain (Loss) on Future Contracts	(2,132,820)	[1]	5,089,238	[1]
Percent of Members' Equity (Net Assets)	(0.70%)	[1]	1.49%	[1]
Total Net Unrealized Gain (Loss) On Open Futures Contracts [Member]
Unrealized gain (Loss) on Future Contracts	(7,252,332)	[1]
Percent of Members' Equity (Net Assets)	(2.38%)	[1]
Total Government Sponsored Enterprise Securities [Member]
Cost	255,427,267
Fair Value	255,479,875
Percent of Members' Equity (Net Assets)	83.86%
Total Mutual Funds [Member]
Cost	6,766,529
Fair Value	6,766,529
Percent of Members' Equity (Net Assets)	2.22%
Total Index Series [Member]
Unrealized gain (Loss) on Future Contracts	(7,034,079)		20,897,933
Total Index Series [Member] | Futures Contracts, United States: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	(1,896,563)	[1]	11,473,080	[1]
Percent of Members' Equity (Net Assets)	(0.65%)	[1]	3.52%	[1]
Total Index Series [Member] | Futures Contracts, United States: Energy [Member]
Unrealized gain (Loss) on Future Contracts	(1,192,742)	[1]	2,003,177	[1]
Percent of Members' Equity (Net Assets)	(0.41%)	[1]	0.62%	[1]
Total Index Series [Member] | Futures Contracts, United States: Metals [Member]
Unrealized gain (Loss) on Future Contracts	(1,778,430)	[1]	2,411,320	[1]
Percent of Members' Equity (Net Assets)	(0.61%)	[1]	0.74%	[1]
Total Index Series [Member] | Futures Contracts, Foreign: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	295,602	[1]	537,685	[1]
Percent of Members' Equity (Net Assets)	0.10%	[1]	0.17%	[1]
Total Index Series [Member] | Futures Contracts, Foreign: Energy [Member]
Unrealized gain (Loss) on Future Contracts	(271,260)	[1]	1,262,395	[1]
Percent of Members' Equity (Net Assets)	(0.09%)	[1]	0.39%	[1]
Total Index Series [Member] | Futures Contracts, Foreign: Metals [Member]
Unrealized gain (Loss) on Future Contracts	(2,190,686)	[1]	3,210,276	[1]
Percent of Members' Equity (Net Assets)	(0.75%)	[1]	0.99%	[1]
Total Index Series [Member] | $ 84,000,000 Treasury Bill Due 01/26/2012 [Member]
Cost	83,960,521
Fair Value	83,999,160
Percent of Members' Equity (Net Assets)	28.67%
Total Index Series [Member] | $ 35,000,000 Treasury Bill Due 04/05/2012 [Member]
Cost	34,996,368
Fair Value	34,998,250
Percent of Members' Equity (Net Assets)	11.94%
Total Index Series [Member] | $ 40,000,000 Treasury Bill Due 04/19/2012 [Member]
Cost	39,989,389
Fair Value	39,997,600
Percent of Members' Equity (Net Assets)	13.65%
Total Index Series [Member] | $ 10,000,000 Treasury Bill Due 04/26/2012 [Member]
Cost	9,997,735
Fair Value	9,999,300
Percent of Members' Equity (Net Assets)	3.41%
Total Index Series [Member] | $ 57,000,000 Treasury Bill Due 05/17/2012 [Member]
Cost	56,991,341
Fair Value	56,992,590
Percent of Members' Equity (Net Assets)	19.45%
Total Index Series [Member] | $ 20,000,000 Treasury Bill Due 06/28/2012 [Member]
Cost	19,995,456
Fair Value	19,994,000
Percent of Members' Equity (Net Assets)	6.82%
Total Index Series [Member] | AIM Government & Agency Portfolio Institutional (5,920,265 shares) [Member]
Cost	5,920,265
Fair Value	5,920,265
Percent of Members' Equity (Net Assets)	2.02%
Total Index Series [Member] | $ 10,000,000 Discount Note, Due 01/20/2011 [Member]
Cost			9,996,533
Fair Value			9,999,800
Percent of Members' Equity (Net Assets)			3.07%
Total Index Series [Member] | $ 10,000,000 Discount Note, Due 02/23/2011 [Member]
Cost			9,993,121
Fair Value			9,998,900
Percent of Members' Equity (Net Assets)			3.07%
Total Index Series [Member] | $ 3,000,000 Discount Note, Due 02/23/2011 [Member]
Cost			2,998,095
Fair Value			2,999,670
Percent of Members' Equity (Net Assets)			0.92%
Total Index Series [Member] | $ 20,000,000 Discount Note, Due 03/23/2011 [Member]
Cost			19,979,000
Fair Value			19,995,600
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 20,000,000 Discount Note, Due 03/25/2011 [Member]
Cost			19,978,000
Fair Value			19,995,400
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 20,000,000 Discount Note, Due 04/06/2011 [Member]
Cost			19,977,250
Fair Value			19,994,400
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 5,000,000 Discount Note, Due 04/07/2011 [Member]
Cost			4,994,283
Fair Value			4,998,550
Percent of Members' Equity (Net Assets)			1.54%
Total Index Series [Member] | $ 10,000,000 Discount Note, Due 05/18/2011 [Member]
Cost			9,992,650
Fair Value			9,995,100
Percent of Members' Equity (Net Assets)			3.07%
Total Index Series [Member] | $ 33,000,000 Discount Note, Due 06/22/2011 [Member]
Cost			32,959,062
Fair Value			32,974,920
Percent of Members' Equity (Net Assets)			10.13%
Total Index Series [Member] | $ 34,000,000 Discount Note, Due 06/28/2011 [Member]
Cost			33,962,978
Fair Value			33,973,480
Percent of Members' Equity (Net Assets)			10.43%
Total Index Series [Member] | $ 34,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			33,951,342
Fair Value			33,965,320
Percent of Members' Equity (Net Assets)			10.43%
Total Index Series [Member] | $ 20,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			19,971,633
Fair Value			19,979,600
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 10,000,000 Discount Note, Due 02/01/2011 [Member]
Cost			9,995,417
Fair Value			9,999,400
Percent of Members' Equity (Net Assets)			3.07%
Total Index Series [Member] | $ 20,000,000 Treasury Bill Due 03/24/2011 [Member]
Cost			19,983,408
Fair Value			19,994,800
Percent of Members' Equity (Net Assets)			6.14%
Total Index Series [Member] | $ 34,000,000 Treasury Bill Due 05/12/2011 [Member]
Cost			33,971,908
Fair Value			33,982,320
Percent of Members' Equity (Net Assets)			10.44%
Total Index Series [Member] | AIM Government & Agency Portfolio Institutional (329,030 shares) [Member]
Cost			329,030
Fair Value			329,030
Percent of Members' Equity (Net Assets)			0.10%
Total Index Series [Member] | Total Futures Contracts - United States [Member]
Unrealized gain (Loss) on Future Contracts	(4,867,735)	[1]	15,887,577	[1]
Percent of Members' Equity (Net Assets)	(1.67%)	[1]	4.88%	[1]
Total Index Series [Member] | Total Futures Contracts Foreign [Member]
Unrealized gain (Loss) on Future Contracts	(2,166,344)	[1]	5,010,356	[1]
Percent of Members' Equity (Net Assets)	(0.74%)	[1]	1.55%	[1]
Total Index Series [Member] | Total Net Unrealized Gain (Loss) On Open Futures Contracts [Member]
Unrealized gain (Loss) on Future Contracts	(7,034,079)	[1]
Percent of Members' Equity (Net Assets)	(2.41%)	[1]
Total Index Series [Member] | Total Government Sponsored Enterprise Securities [Member]
Cost	245,930,810		282,704,680
Fair Value	245,980,900		282,847,260
Percent of Members' Equity (Net Assets)	83.94%		86.87%
Total Index Series [Member] | Total Mutual Funds [Member]
Cost	5,920,265		329,030
Fair Value	5,920,265		329,030
Percent of Members' Equity (Net Assets)	2.02%		0.10%
Agricultural Sector Series [Member]
Unrealized gain (Loss) on Future Contracts	(218,253)		1,791,496
Agricultural Sector Series [Member] | Futures Contracts, United States: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	(251,777)	[1]	1,712,614	[1]
Percent of Members' Equity (Net Assets)	(2.17%)	[1]	9.75%	[1]
Agricultural Sector Series [Member] | Futures Contracts, Foreign: Agriculture [Member]
Unrealized gain (Loss) on Future Contracts	33,524	[1]	78,882	[1]
Percent of Members' Equity (Net Assets)	0.29%	[1]	0.45%	[1]
Agricultural Sector Series [Member] | $ 6,000,000 Treasury Bill Due 01/26/2012 [Member]
Cost	5,997,205
Fair Value	5,999,940
Percent of Members' Equity (Net Assets)	51.78%
Agricultural Sector Series [Member] | $ 500,000 Treasury Bill Due 05/17/2012 [Member]
Cost	499,929
Fair Value	499,935
Percent of Members' Equity (Net Assets)	4.31%
Agricultural Sector Series [Member] | $ 3,000,000 Treasury Bill Due 06/28/2012 [Member]
Cost	2,999,323
Fair Value	2,999,100
Percent of Members' Equity (Net Assets)	25.88%
Agricultural Sector Series [Member] | AIM Government & Agency Portfolio Institutional (846,264 shares) [Member]
Cost	846,264
Fair Value	846,264
Percent of Members' Equity (Net Assets)	7.30%
Agricultural Sector Series [Member] | $ 1,000,000 Discount Note, Due 04/07/2011 [Member]
Cost			998,857
Fair Value			999,710
Percent of Members' Equity (Net Assets)			5.69%
Agricultural Sector Series [Member] | $ 6,000,000 Discount Note, Due 06/22/2011 [Member]
Cost			5,992,593
Fair Value			5,995,440
Percent of Members' Equity (Net Assets)			34.15%
Agricultural Sector Series [Member] | $ 5,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			4,993,778
Fair Value			4,994,900
Percent of Members' Equity (Net Assets)			28.45%
Agricultural Sector Series [Member] | $ 1,500,000 Discount Note, Due 02/01/2011 [Member]
Cost			1,499,306
Fair Value			1,499,910
Percent of Members' Equity (Net Assets)			8.54%
Agricultural Sector Series [Member] | AIM Government & Agency Portfolio Institutional (575,299 shares) [Member]
Cost			575,299
Fair Value			575,299
Percent of Members' Equity (Net Assets)			3.28%
Agricultural Sector Series [Member] | Total Futures Contracts - United States [Member]
Unrealized gain (Loss) on Future Contracts	(251,777)	[1]	1,712,614	[1]
Percent of Members' Equity (Net Assets)	(2.17%)	[1]	9.76%	[1]
Agricultural Sector Series [Member] | Total Futures Contracts Foreign [Member]
Unrealized gain (Loss) on Future Contracts	33,524	[1]	78,882	[1]
Percent of Members' Equity (Net Assets)	0.29%	[1]	0.44%	[1]
Agricultural Sector Series [Member] | Total Net Unrealized Gain (Loss) On Open Futures Contracts [Member]
Unrealized gain (Loss) on Future Contracts	(218,253)	[1]
Percent of Members' Equity (Net Assets)	(1.88%)	[1]
Agricultural Sector Series [Member] | Total Government Sponsored Enterprise Securities [Member]
Cost	9,496,457		13,484,534
Fair Value	9,498,975		13,489,960
Percent of Members' Equity (Net Assets)	81.97%		76.83%
Agricultural Sector Series [Member] | Total Mutual Funds [Member]
Cost	846,264		575,299
Fair Value	846,264		575,299
Percent of Members' Equity (Net Assets)	7.30%		3.28%
Energy Sector Series [Member] | $ 10,000,000 Discount Note, Due 01/20/2011 [Member]
Cost			9,996,533
Fair Value			9,999,800
Percent of Members' Equity (Net Assets)			2.91%
Energy Sector Series [Member] | $ 10,000,000 Discount Note, Due 02/23/2011 [Member]
Cost			9,993,121
Fair Value			9,998,900
Percent of Members' Equity (Net Assets)			2.91%
Energy Sector Series [Member] | $ 3,000,000 Discount Note, Due 02/23/2011 [Member]
Cost			2,998,095
Fair Value			2,999,670
Percent of Members' Equity (Net Assets)			0.87%
Energy Sector Series [Member] | $ 20,000,000 Discount Note, Due 03/23/2011 [Member]
Cost			19,979,000
Fair Value			19,995,600
Percent of Members' Equity (Net Assets)			5.83%
Energy Sector Series [Member] | $ 20,000,000 Discount Note, Due 03/25/2011 [Member]
Cost			19,978,000
Fair Value			19,995,400
Percent of Members' Equity (Net Assets)			5.83%
Energy Sector Series [Member] | $ 20,000,000 Discount Note, Due 04/06/2011 [Member]
Cost			19,977,250
Fair Value			19,994,400
Percent of Members' Equity (Net Assets)			5.83%
Energy Sector Series [Member] | $ 5,000,000 Discount Note, Due 04/07/2011 [Member]
Cost			4,994,283
Fair Value			4,998,550
Percent of Members' Equity (Net Assets)			1.46%
Energy Sector Series [Member] | $ 1,000,000 Discount Note, Due 04/07/2011 [Member]
Cost			998,857
Fair Value			999,710
Percent of Members' Equity (Net Assets)			0.29%
Energy Sector Series [Member] | $ 10,000,000 Discount Note, Due 05/18/2011 [Member]
Cost			9,992,650
Fair Value			9,995,100
Percent of Members' Equity (Net Assets)			2.91%
Energy Sector Series [Member] | $ 33,000,000 Discount Note, Due 06/22/2011 [Member]
Cost			32,959,062
Fair Value			32,974,920
Percent of Members' Equity (Net Assets)			9.61%
Energy Sector Series [Member] | $ 6,000,000 Discount Note, Due 06/22/2011 [Member]
Cost			5,992,593
Fair Value			5,995,440
Percent of Members' Equity (Net Assets)			1.75%
Energy Sector Series [Member] | $ 34,000,000 Discount Note, Due 06/28/2011 [Member]
Cost			33,962,978
Fair Value			33,973,480
Percent of Members' Equity (Net Assets)			9.90%
Energy Sector Series [Member] | $ 34,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			33,951,342
Fair Value			33,965,320
Percent of Members' Equity (Net Assets)			9.90%
Energy Sector Series [Member] | $ 20,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			19,971,633
Fair Value			19,979,600
Percent of Members' Equity (Net Assets)			5.82%
Energy Sector Series [Member] | $ 5,000,000 Discount Note, Due 07/26/2011 [Member]
Cost			4,993,778
Fair Value			4,994,900
Percent of Members' Equity (Net Assets)			1.46%
Energy Sector Series [Member] | $ 10,000,000 Discount Note, Due 02/01/2011 [Member]
Cost			9,995,417
Fair Value			9,999,400
Percent of Members' Equity (Net Assets)			2.91%
Energy Sector Series [Member] | $ 1,500,000 Discount Note, Due 02/01/2011 [Member]
Cost			1,499,306
Fair Value			1,499,910
Percent of Members' Equity (Net Assets)			0.44%
Energy Sector Series [Member] | $ 20,000,000 Treasury Bill Due 03/24/2011 [Member]
Cost			19,983,408
Fair Value			19,994,800
Percent of Members' Equity (Net Assets)			5.83%
Energy Sector Series [Member] | $ 34,000,000 Treasury Bill Due 05/12/2011 [Member]
Cost			33,971,908
Fair Value			33,982,320
Percent of Members' Equity (Net Assets)			9.90%
Energy Sector Series [Member] | AIM Government & Agency Portfolio Institutional (329,030 shares) [Member]
Cost			329,030
Fair Value			329,030
Percent of Members' Equity (Net Assets)			0.10%
Energy Sector Series [Member] | AIM Government & Agency Portfolio Institutional (575,299 shares) [Member]
Cost			575,299
Fair Value			575,299
Percent of Members' Equity (Net Assets)			0.17%
Energy Sector Series [Member] | Total Government Sponsored Enterprise Securities [Member]
Cost			296,189,214
Fair Value			296,337,220
Percent of Members' Equity (Net Assets)			86.36%
Energy Sector Series [Member] | Total Mutual Funds [Member]
Cost			904,329
Fair Value			$ 904,329
Percent of Members' Equity (Net Assets)			0.27%

[1]	No individual futures contract position constituted greater than 1% of members' equity (net assets).

Condensed Schedule Of Investments (Parenthetical) (USD $)	12 Months Ended											12 Months Ended
	Dec. 31, 2011 $ 84,000,000 Treasury Bill Due 01/26/2012 [Member]	Dec. 31, 2011 $ 6,000,000 Treasury Bill Due 01/26/2012 [Member]	Dec. 31, 2011 $ 35,000,000 Treasury Bill Due 04/05/2012 [Member]	Dec. 31, 2011 $ 40,000,000 Treasury Bill Due 04/19/2012 [Member]	Dec. 31, 2011 $ 10,000,000 Treasury Bill Due 04/26/2012 [Member]	Dec. 31, 2011 $ 57,000,000 Treasury Bill Due 05/17/2012 [Member]	Dec. 31, 2011 $ 500,000 Treasury Bill Due 05/17/2012 [Member]	Dec. 31, 2011 $ 20,000,000 Treasury Bill Due 06/28/2012 [Member]	Dec. 31, 2011 $ 3,000,000 Treasury Bill Due 06/28/2012 [Member]	Dec. 31, 2011 AIM Government & Agency Portfolio Institutional (5,920,265 shares) [Member] Total Index Series [Member]	Dec. 31, 2011 AIM Government & Agency Portfolio Institutional (846,264 shares) [Member] Agricultural Sector Series [Member]	Dec. 31, 2010 $ 10,000,000 Discount Note, Due 01/20/2011 [Member]	Dec. 31, 2010 $ 10,000,000 Discount Note, Due 02/23/2011 [Member]	Dec. 31, 2010 $ 3,000,000 Discount Note, Due 02/23/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Discount Note, Due 03/23/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Discount Note, Due 03/25/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Discount Note, Due 04/06/2011 [Member]	Dec. 31, 2010 $ 5,000,000 Discount Note, Due 04/07/2011 [Member]	Dec. 31, 2010 $ 1,000,000 Discount Note, Due 04/07/2011 [Member]	Dec. 31, 2010 $ 10,000,000 Discount Note, Due 05/18/2011 [Member]	Dec. 31, 2010 $ 33,000,000 Discount Note, Due 06/22/2011 [Member]	Dec. 31, 2010 $ 6,000,000 Discount Note, Due 06/22/2011 [Member]	Dec. 31, 2010 $ 34,000,000 Discount Note, Due 06/28/2011 [Member]	Dec. 31, 2010 $ 34,000,000 Discount Note, Due 07/26/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Discount Note, Due 07/26/2011 [Member]	Dec. 31, 2010 $ 5,000,000 Discount Note, Due 07/26/2011 [Member]	Dec. 31, 2010 $ 10,000,000 Discount Note, Due 02/01/2011 [Member]	Dec. 31, 2010 $ 1,500,000 Discount Note, Due 02/01/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Treasury Bill Due 03/24/2011 [Member]	Dec. 31, 2010 $ 34,000,000 Treasury Bill Due 05/12/2011 [Member]	Dec. 31, 2010 AIM Government & Agency Portfolio Institutional (329,030 shares) [Member] Total Index Series [Member]	Dec. 31, 2010 AIM Government & Agency Portfolio Institutional (575,299 shares) [Member] Agricultural Sector Series [Member]
Mutual Funds, Government & Agency Portfolio Institutional, Shares										5,920,265	846,264																				329,030	575,299
Federal National Mortgage Association, Discount Note																											$ 10,000,000	$ 1,500,000
Treasury Bill Value	84,000,000	6,000,000	35,000,000	40,000,000	10,000,000	57,000,000	500,000	20,000,000	3,000,000																				20,000,000	34,000,000
Federal Home Loan Bank Discount Note												$ 10,000,000	$ 10,000,000	$ 3,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 5,000,000	$ 1,000,000	$ 10,000,000	$ 33,000,000	$ 6,000,000	$ 34,000,000	$ 34,000,000	$ 20,000,000	$ 5,000,000
Investment Maturity Date	Jan 26, 2012	Jan 26, 2012	Apr 5, 2012	Apr 19, 2012	Apr 26, 2012	May 17, 2012	May 17, 2012	Jun 28, 2012	Jun 28, 2012			Jan 20, 2011	Feb 23, 2011	Feb 23, 2011	Mar 23, 2011	Mar 25, 2011	Apr 6, 2011	Apr 7, 2011	Apr 7, 2011	May 18, 2011	Jun 22, 2011	Jun 22, 2011	Jun 28, 2011	Jul 26, 2011	Jul 26, 2011	Jul 26, 2011	Feb 1, 2011	Feb 1, 2011	Mar 24, 2011	May 12, 2011

Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	$ 5,259,142	$ 42,981,741	$ 26,657,237
Realized gains on securities	457,236	289,900
Change in unrealized gains (losses) on open futures contracts	(29,941,761)	17,709,945	6,325,416
Change in unrealized gains (losses) on securities	(95,398)	148,005	(37,329)
Brokerage commissions	(612,323)	(534,077)	(350,002)
Net realized and unrealized gain (loss) on investments	(24,933,104)	60,595,514	32,595,322
Investment income (loss)
Interest income	36,217	108,312	479,710
Other income			1,235
MF Global loss	(7,817,523)
Investment income, total	(7,781,306)	108,312	480,945
Expenses
Management fees	2,301,655	1,686,487	904,114
Operating expenses	517,719	491,856	515,752
Support services fee	353,909	169,968
Servicing fees	165,840	141,370	109,508
Total expenses	3,339,123	2,489,681	1,529,374
Net investment loss	(11,120,429)	(2,381,369)	(1,048,429)
Net income (loss)	(36,053,533)	58,214,145	31,546,893
Total Index Series [Member]
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	6,048,457	39,937,080	25,981,116
Realized gains on securities	437,116	267,492
Change in unrealized gains (losses) on open futures contracts	(27,932,012)	16,195,091	6,260,663
Change in unrealized gains (losses) on securities	(92,490)	142,579
Brokerage commissions	(577,517)	(486,898)	(313,291)
Net realized and unrealized gain (loss) on investments	(22,116,446)	56,055,344	31,928,488
Investment income (loss)
Interest income	34,465	102,472	414,294
Other income			1,235
MF Global loss	(7,330,679)
Investment income, total	(7,296,214)	102,472	415,529
Expenses
Management fees	2,194,951	1,568,683	829,571
Operating expenses	466,268	426,979	471,978
Support services fee	337,502	160,240
Servicing fees	135,874	119,620	90,910
Total expenses	3,134,595	2,275,522	1,392,459
Net investment loss	(10,430,809)	(2,173,050)	(976,930)
Net income (loss)	(32,547,255)	53,882,294	30,951,558
Agricultural Sector Series [Member]
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	(789,315)	3,251,109	676,121
Realized gains on securities	20,120	20,788
Change in unrealized gains (losses) on open futures contracts	(2,009,749)	1,514,854	64,753
Change in unrealized gains (losses) on securities	(2,908)	5,426	(37,329)
Brokerage commissions	(34,806)	(43,746)	(36,711)
Net realized and unrealized gain (loss) on investments	(2,816,658)	4,748,431	666,834
Investment income (loss)
Interest income	1,752	4,957	65,416
MF Global loss	(486,844)
Investment income, total	(485,092)	4,957	65,416
Expenses
Management fees	106,704	107,078	74,543
Operating expenses	51,451	49,590	43,774
Support services fee	16,407	9,302
Servicing fees	29,966	21,679	18,598
Total expenses	204,528	187,649	136,915
Net investment loss	(689,620)	(182,692)	(71,499)
Net income (loss)	(3,506,278)	4,565,739	595,335
Energy Sector Series [Member]
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts		(206,448)
Realized gains on securities		1,620
Change in unrealized gains (losses) on open futures contracts
Change in unrealized gains (losses) on securities
Brokerage commissions		(3,433)
Net realized and unrealized gain (loss) on investments		(208,261)
Investment income (loss)
Interest income		883
Other income
MF Global loss
Investment income, total		883
Expenses
Management fees		10,726
Operating expenses		15,287
Support services fee		426
Servicing fees		71
Total expenses		26,510
Net investment loss		(25,627)
Net income (loss)		$ (233,888)

Statement Of Changes In Members' Equity (Net Assets) (USD $)	Managing Member [Member] Total Index Series [Member]	Managing Member [Member] Agricultural Sector Series [Member]	Managing Member [Member] Energy Sector Series [Member]	Managing Member [Member]	Non-Managing Member [Member] Total Index Series [Member]	Non-Managing Member [Member] Agricultural Sector Series [Member]	Non-Managing Member [Member] Energy Sector Series [Member]	Non-Managing Member [Member]	Total Index Series Total [Member] Total Index Series [Member]	Agricultural Sector Series Total [Member] Agricultural Sector Series [Member]	Energy Sector Series Total [Member] Energy Sector Series [Member]	Total Index Series [Member]	Agricultural Sector Series [Member]	Energy Sector Series [Member]	Total
Members' equity (net assets), beginning balance at Dec. 31, 2008	$ 17,430	$ 20,416		$ 37,846	$ 86,004,045	$ 11,434,764		$ 97,438,809	$ 86,021,475	$ 11,455,180					$ 97,476,655
Subscriptions, net	10,000	10,000		20,000	80,991,589	6,156,043		87,147,632	81,001,589	6,166,043					87,167,632
Withdrawals					(29,919,638)	(8,112,508)		(38,032,146)	(29,919,638)	(8,112,508)					(38,032,146)
Net income (loss)	7,049	1,767		8,816	30,944,509	593,568		31,538,077	30,951,558	595,335		30,951,558	595,335		31,546,893
Members' equity (net assets), ending balance at Dec. 31, 2009	34,479	32,183		66,662	168,020,505	10,071,867		178,092,372	168,054,984	10,104,050					178,159,034
Subscriptions, net					129,833,428	12,089,466	3,083,446	145,006,340	129,833,428	12,089,466	3,083,446				145,006,340
Withdrawals					(26,152,335)	(9,200,786)	(2,849,558)	(38,202,679)	(26,152,335)	(9,200,786)	(2,849,558)				(38,202,679)
Net income (loss)	6,401	11,568		17,969	53,875,893	4,554,171	(233,888)	58,196,176	53,882,294	4,565,739	(233,888)	53,882,294	4,565,739	(233,888)	58,214,145
Members' equity (net assets), ending balance at Dec. 31, 2010	40,880	43,751		84,631	325,577,491	17,514,718		343,092,209	325,618,371	17,558,469					343,176,840
Subscriptions, net					62,986,349	3,160,037		66,146,386	62,986,349	3,160,037					66,146,386
Withdrawals					(63,031,098)	(5,623,982)		(68,655,080)	(63,031,098)	(5,623,982)					(68,655,080)
Net income (loss)	(3,878)	(8,240)		(12,118)	(32,543,377)	(3,498,038)		(36,041,415)	(32,547,255)	(3,506,278)		(32,547,255)	(3,506,278)		(36,053,533)
Members' equity (net assets), ending balance at Dec. 31, 2011	$ 37,002	$ 35,511		$ 72,513	$ 292,989,365	$ 11,552,735		$ 304,542,100	$ 293,026,367	$ 11,588,246					$ 304,614,613

Nature Of Operations And Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Significant Accounting Policies [Abstract]
Nature Of Operations And Significant Accounting Policies

Note 1. Nature of Operations and Significant Accounting Policies

RICI® Linked – PAM Advisors Fund, LLC (the Company) is a limited liability company organized under the Delaware Limited Liability Company Act. The Company engages in the speculative trading of commodity futures, options on futures, forward contracts and other derivatives on exchanges and markets located in the United States and abroad. These financial statements incorporate the financial condition, results of operations and changes in members' equity (net assets) of the Company as a whole as well as each Series of membership interest in the Company.

Series of membership interests: The Company is currently offering four series (each, a Series) of limited liability company interests (Interests): the RICI® Linked – PAM Total Index Series (Total Index Series), the RICI® Linked – PAM Agricultural Sector Series (Agricultural Sector Series), the RICI® Linked – PAM Energy Sector Series (Energy Sector Series), and the RICI® Linked – PAM Metals Sector Series (Metals Sector Series). Each Series invests substantially all of its assets in derivative contracts representing the commodity positions contained in the Rogers International Commodity Index® (Index), or a sub-index thereof. Each Series is designed to be a portfolio diversification option - not a complete investment program—for sophisticated investors seeking exposure to commodities. Currently, three Series have commenced trading, the RICI® Linked – PAM Total Index Series which began trading May 8, 2007, the RICI® Linked – PAM Agricultural Sector Series which began trading February 1, 2008 and the RICI® Linked – PAM Energy Sector Series which began trading January 1, 2010. At the end of July 2010, the Series ceased trading and all the investors in the RICI® Linked – PAM Energy Sector Series redeemed out of that Series.

The Company has been granted a license to use the Index pursuant to a sub-licensing arrangement. If the sub-license arrangement were to terminate and the Company lost use of the Index, the Company will have to terminate the offering of its Interests in the Company.

The Company operated under exemption pursuant to Regulation 4.7 under the Commodity Exchange Act (CEAct). Effective August 1, 2009 the Company no longer claims exemption and operates pursuant to Regulation 4.22 under the CEAct.

The Company is organized as a "series" limited liability company such that, pursuant to Section 18-215(b) of the Delaware Limited Liability Company Act, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Company generally or any other Series. Accordingly, the assets of one Series of the Company include only those funds and other assets that are paid to, held by or distributed to the Company on account of and for the benefit of that Series, including, without limitation, funds delivered to the Company for investment in that Series.

RICI® Linked – PAM Total Index Series: trading is comprised of three commodity product sectors encompassing 38 markets worldwide.

RICI® Linked – PAM Agricultural Sector Series: trading is comprised of one commodity product sector encompassing 22 agricultural markets worldwide.

RICI® Linked – PAM Energy Sector Series: trading is comprised of one commodity product sector encompassing 6 energy markets worldwide.

RICI® Linked – PAM Metals Sector Series: trading is comprised of one commodity product sector encompassing 10 metals markets worldwide.

Accounting policies: The Company follows generally accepted accounting principles (GAAP), as established by the Financial Accounting Standards Board (FASB), to ensure consistent reporting of financial condition and results of operations.

Use of estimates: The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company's estimate regarding the carrying value of its receivable from MF Global, Inc. (Note 5) is a significant estimate and due to the uncertainty of future events, this estimate could change materially in the near term.

Cash and cash equivalents: Cash and cash equivalents include highly liquid instruments with original maturities of three months or less at the date of acquisition.

Net asset value: "Net Asset Value" or "Net Assets" associated with each Series is the sum of all cash plus investments, at fair value, plus the liquidating value of all open commodity positions maintained by the Series plus interest receivable and other assets, less all liabilities of the Series determined in accordance with GAAP.

Securities and derivative financial instruments: Investments in securities and derivative financial instruments and related expenses are recorded on trade date and at fair value. Gains and losses are realized when contracts are liquidated. Unrealized gains or losses on open contracts (the difference between contract purchase price and market price) at the date of the statements of financial condition are included in equity in broker trading accounts as a net unrealized gain or loss, as there exists a right to offset. Any change in net unrealized gain or loss from the preceding period is reported in the statements of operations. Brokerage commissions include clearing and exchange fees and are separately reported in the statements of operations.

Translation of foreign currencies: The Company's functional currency is the U.S. dollar; however, it transacts business in foreign currencies. Investments denominated in foreign currencies are translated into U.S. dollars at the rates in effect at the date of the statements of financial condition. Income and expense items denominated in foreign currencies are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported as part of realized gains and losses in the statements of operations.

Subscriptions: Non-managing member subscriptions are presented in the statement of changes in members' equity (net assets), net of sales fees, if any.

Withdrawals payable: Withdrawals prior to month end with a fixed effective date and fixed amount are recorded as withdrawals payable as of month end.

Ongoing offering expenses: Ongoing offering expenses are charged to expense as incurred.

Income taxes: No provision for income taxes has been made in these financial statements because members are individually responsible for reporting income or loss based on their respective shares in the Company's income and expenses as reported for income tax purposes.

The FASB provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements. The guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained "when challenged" or "when examined" by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. Through December 31, 2011, management has determined that there are no material uncertain income tax positions.

The Company is not subject to examination by U.S. Federal and state tax authorities for years before 2008.

Reclassification: Certain balances for the year ended December 31, 2010 have been reclassified to conform to the 2011 presentation with no effect on the results of operations.

Statement of cash flows: The Company has elected not to provide statements of cash flows as permitted by GAAP as all of the following conditions have been met:

During the year, substantially all of the Company's investments were highly liquid;

Substantially all of the Company's investments are carried at fair value;

The Company had little or no debt during the year; and

The Company's financial statements include a statement of changes in members' equity (net assets).

Recently issued accounting pronouncements: In November 2011, the FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 2. Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly; and fair value is determined through the use of models or other valuation methodologies.

Level 3. Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The following section describes the valuation techniques used by the Company to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

The fair values of exchange traded futures contracts are based upon exchange settlement prices. Shares of mutual funds, which include money market funds, are valued at the net asset value based on quoted market prices. Government-sponsored enterprise securities are stated at cost plus accrued interest, which approximates fair value based on quoted market prices for identical assets in an active market. These financial instruments are classified as Level 1 of the fair value hierarchy.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis within the fair value hierarchy as of:

	Total Index Series		Agricultural Sector Series		Total RICI ® Linked - PAM Advisors Fund, LLC
Description	December 31, 2011 Level 1	December 31, 2010 Level 1	December 31, 2011 Level 1	December 31, 2010 Level 1	December 31, 2011 Level 1	December 31, 2010 Level 1
Equity in broker trading account
Futures contracts	$(7,034,079)	$20,897,933	$(218,253)	$1,791,496	$(7,252,332)	$22,689,429
Cash and cash equivalents
Money market funds	191,286	173,142	—	—	191,286	173,142
Investments
Government-sponsored enterprise securities	245,980,900	282,847,260	9,498,975	13,489,960	255,479,875	296,337,220
Mutual funds	5,920,265	329,030	846,264	575,299	6,766,529	904,329

	$245,058,372	$304,247,365	$10,126,986	$15,856,755	$255,185,358	$320,104,120

At December 31, 2011 and 2010 and for the years then ended, the Company had no Level 2 or Level 3 assets or liabilities. The Company assesses the levels or assets and liabilities measured at fair value at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstance that caused the transfer. There was no transfer among Levels 1, 2 and 3 during the years ended December 31, 2011 and 2010.

In addition, substantially all of the Company's other assets and liabilities are considered financial instruments and are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instruments.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

Note 3. Derivative Instruments

Expanded disclosure is presented, in accordance with recent FASB guidance, to provide the users of the financial statements with an enhanced understanding of the use of derivative instruments, and how derivative and hedging activities affect financial position and operations.

The Company's derivative contracts are comprised of futures contracts. These derivative contracts are recorded on the statements of financial condition as assets measured at fair value and the related realized and unrealized gain (loss) associated with these derivatives is recorded in the statements of operations. The Company has considered the counterparty credit risk related to all its futures contracts and does not deem any counterparty credit risk material at this time. The Company does not consider any derivative instruments to be hedging instruments, as this term is generally understood under FASB guidance.

As of December 31, 2011 and 2010 the Total Index Series' derivative contracts had the following impact on the statement of financial condition:

Total Index Series

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,758,810	$(3,359,771)	$(1,600,961)
Energy			102,759	(1,566,761)	(1,464,002)
Metals			2,412,135	(6,381,251)	(3,969,116)

			$4,273,704	$(11,307,783)	$(7,034,079)

	Contract Risk	Location	Asset Derivatives December 31, 2010	Liability Derivatives December 31, 2010	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$12,043,365	$(32,599)	$12,010,766
Energy			3,311,524	(45,953)	3,265,571
Metals			10,616,348	(4,994,752)	5,621,596

			$25,971,237	$(5,073,304)	$20,897,933

For the years ended December 31, 2011, 2010 and 2009 the Total Index Series' derivative contracts had the following impact on the statements of operations:

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(4,357,794)	$(13,715,042)	$(18,072,836)
Energy		11,987,561	(4,731,294)	7,256,267
Metals		(1,581,310)	(9,485,676)	(11,066,986)

		$6,048,457	$(27,932,012)	$(21,883,555)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$23,779,641	$10,811,173	$34,590,814
Energy		5,118,288	2,931,004	8,049,292
Metals		11,039,151	2,452,914	13,492,065

		$39,937,080	$16,195,091	$56,132,171

		Year ended December 31, 2009
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$4,038,968	$709,670	$4,748,638
Energy		12,910,221	(441,786)	12,468,435
Metals		9,031,927	5,992,779	15,024,706

		$25,981,116	$6,260,663	$32,241,779

For the years ended December 31, 2011, 2010 and 2009 the monthly average number of futures contracts bought and sold was approximately 7,055, 6,612 and 4,400 respectively.

Agricultural Sector Series

As of December 31, 2011 and 2010 the Agricultural Sector Series' derivative contracts had the following impact on the statements of financial condition:

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$188,335	$(406,588)	$(218,253)
Energy			—	—	—
Metals			—	—	—

			$188,335	$(406,588)	$(218,253)

	Contract Risk	Location	Asset Derivatives December 31, 2010	Liability Derivatives December 31, 2010	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,796,274	$(4,778)	$1,791,496
Energy			—	—	—
Metals			—	—	—

			$1,796,274	$(4,778)	$1,791,496

For the years ended December 31, 2011, 2010 and 2009 the Agricultural Sector Series' derivative contracts had the following impact on the statements of operations:

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(789,315)	$(2,009,749)	$(2,799,064)
Energy		—	—	—
Metals		—	—	—

		$(789,315)	$(2,009,749)	$(2,799,064)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$3,251,109	$1,514,854	$4,765,963
Energy		—	—	—
Metals		—	—	—

		$3,251,109	$1,514,854	$4,765,963

		Year ended December 31, 2009
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$676,121	$64,753	$740,874
Energy		—	—	—
Metals		—	—	—

		$676,121	$64,753	$740,874

For the years ended December 31, 2011, 2010 and 2009 the monthly average number of futures contracts bought and sold was approximately 373, 477 and 500 respectively.

Energy Sector Series

As of December 31, 2011 and 2010 the Energy Sector Series' derivative contracts had no impact on the statement of financial condition.

For the year ended December 31, 2011 and 2009 the Energy Sector Series' derivative contracts had no impact on the statement of operations.

For the year ended December 31, 2010 the Energy Sector Series' derivative contracts had the following impact on the statement of operations:

	Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$—	$—	$—
Energy		(206,448)	—	(206,448)
Metals		—	—	—

		$(206,448)	$—	$(206,448)

For the year ended December 31, 2010, the monthly average number of futures contracts bought and sold was approximately 75.

Equity In Broker Trading Account	12 Months Ended
Dec. 31, 2011
Equity In Broker Trading Account [Abstract]
Equity In Broker Trading Account

Note 4. Equity in Broker Trading Account

Cash and financial instruments held at the Company's clearing broker collateralize amounts due to the clearing broker, if any, and may serve to satisfy regulatory or clearing broker margin requirements. The Company earns interest on its assets deposited with the broker. At December 31, 2011 and 2010, the following amounts of cash were held at the clearing broker to satisfy margin requirements.

	December 31, 2011	December 31, 2010
Total Index Series	$23,495,853	$21,752,248
Agricultural Sector Series	871,324	1,284,994

Receivable From MF Global	12 Months Ended
Dec. 31, 2011
Receivable From MF Global [Abstract]
Receivable From MF Global

Note 5. Receivable from MF Global

On October 31, 2011, MF Global Inc., the Company's clearing broker at that time ("MF Global"), reported to the Securities and Exchange Commission ("SEC") and the Commodity Futures Trading Commission ("CFTC") possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation led by the Securities Investor Protection Corporation ("SIPC") would be the safest and most prudent course of action to protect customer accounts and assets, and a SIPC led liquidation commenced. The Company held $35,477,485 of assets in customer segregated and secured amount accounts on deposit as required to support futures positions at MF Global as of October 31, 2011, although the majority of the Company's assets were then, and are now, held in bank custody accounts.

On November 21, 2011, the liquidation trustee for MF Global (the "Trustee") made a statement that the apparent shortfall in MF Global segregated funds could be as much as $1.2 billion. In light of the foregoing, the inherent uncertainty in the timing and results of the liquidation process from the bankruptcy proceedings, and after consultation with professional advisors, the Managing Member made the decision to account for the Company's estimated exposure to such shortfall by recording a reserve in accordance with GAAP, of $7,330,679 or 2.33% of the member's equity of the Total Index Series and $486,844 or 3.17% of the member's equity of the Agricultural Sector Series, although there can be no assurance that any actual shortfall will not be greater than the Trustee's estimate or that missing segregated funds will not be located reducing the estimated shortfall. The remaining receivable from MF Global of $12,020,261, as of December 31, 2011, is estimated by management based upon information provided by the Trustee and may be subject to change in the near term. Such change could be material to the statement of financial condition.

Given the adverse impact of the MF Global liquidation and surrounding events, the Company is issuing separate classes of Interests to Members (Class B Interests) who invest in the Total Index Series or the Agricultural Sector Series on or after November 1, 2011. Members in these separate classes will not participate in any losses related to the MF Global liquidation nor will they participate in the recoveries from MF Global or the reversals of any reserves or losses taken related to the MF Global liquidation.

The loss to the Company due to the MF Global bankruptcy as of October 31, 2011 is included in the statement of operations as investment income (loss).

Subscriptions, Withdrawals, And Distributions	12 Months Ended
Dec. 31, 2011
Subscriptions, Withdrawals, And Distributions [Abstract]
Subscriptions, Withdrawals, And Distributions

Note 6. Subscriptions, Withdrawals, and Distributions

The minimum initial subscription for the Company for new investors is $25,000. For existing investors in the Company, the minimum additional subscription amount is $10,000. Subscriptions will be effective at the opening of business on the first day of trading of the next calendar month. The Managing Member may, in its absolute discretion, accept or reject subscriptions, in whole or in part, and waive the minimum investment amounts. Class A Interests were issued through October 2011. As described above, Class B interests were issued for contributions received on or after November 1, 2011.

Non-managing members may withdraw some or all of their interest in the Company as of the end of any calendar month upon five business days prior written notice. Withdrawals from the Company made prior to the end of the sixth full calendar month following a non-managing member's initial investment in the Company are subject to a withdrawal charge, payable to the relevant Series, equal to 1 percent of the amount withdrawn, provided that such charge will not apply if the withdrawal is resulting from a request to exchange Interests in one Series for Interests in another Series. The Managing Member may defer or suspend withdrawal rights under certain circumstances.

Distributions may be made at the discretion of the Managing Member. Distributions need not be made pro rata to all non-managing members of the Company based on the balance of their capital accounts. However, given the monthly liquidity of the Company, no distributions are anticipated.

The Managing Member	12 Months Ended
Dec. 31, 2011
The Managing Member [Abstract]
The Managing Member

Note 7. The Managing Member

Price Asset Management, Inc., an Illinois corporation, is the managing member, commodity pool operator and commodity trading advisor of the Company.

The Managing Member will maintain a capital account balance in each Series sufficient for such Series to be treated as a partnership for federal income tax purposes (which may be $0) and may make withdrawals from its capital accounts without notice to the non-managing members. The Managing Member is not subject to the Managing Member's management fee, but will otherwise bear its proportionate share of the Company's expenses.

Fees And Expenses	12 Months Ended
Dec. 31, 2011
Fees And Expenses [Abstract]
Fees And Expenses

Note 8. Fees and Expenses

The Company pays the Managing Member a monthly management fee of 0.054167 percent of the month-end Net Asset Value of each non-managing member's capital account in the Company (0.65 percent per annum). The Managing Member may waive or reduce its management fee in respect of any non-managing member without entitling any other non-managing member to a similar waiver or reduction. There were no waived fees for the years ended December 31, 2011, 2010 and 2009.

The management fees for the years ended December 31, 2011, 2010 and 2009, were as follows, and is reflected in the statements of operations.

	Year
	2011	2010	2009
Total Index Series	$2,194,951	$1,568,683	$829,571
Agricultural Sector Series	106,704	107,078	74,543
Energy Sector Series	—	10,726	—
The Company	2,301,655	1,686,487	904,114

Non-managing members in the Company introduced by their respective selling agents may be charged a monthly service fee of 0.0833 percent (1 percent per annum) payable to the selling agent. They may also be charged an upfront sales fee of up to one percent of the subscriptions amount that is deducted from the subscription proceeds and paid to the applicable selling agent, if any. For the years ended December 31, 2011, 2010 and 2009 subscriptions are net of the following amounts in sales fees that were charged to applicable non-managing members.

	Year
	2011	2010	2009
Total Index Series	$19,037	$28,400	$17,900
Agricultural Sector Series	9,353	17,900	6,382
Energy Sector Series	—	—	—
The Company	28,390	46,300	24,282

Non-managing members introduced through qualified advisors, including the marketing representative, Uhlmann Price Securities, LLC, will not be charged a service fee. Uhlmann Price Securities, LLC, an affiliate of the Managing Member, will be paid its introducing fee by the Managing Member without reimbursement from the Company. The Company incurred the following amount of servicing fees to the selling agents during the years ended December 31, 2011, 2010 and 2009 respectively.

	Year
	2011	2010	2009
Total Index Series	$135,874	$119,620	$90,910
Agricultural Sector Series	29,966	21,679	18,598
Energy Sector Series	—	71	—
The Company	165,840	141,370	109,508

The Company pays all of its own legal, accounting, auditing, reporting, administrative and initial offering expenses.

Any expenses of the Company as a whole, and not specific to any Series of the Company, will be allocated ratably among the Series, in the ratio that the Net Asset Value of each Series bears to the aggregate Net Asset Value of all Series. The Managing Member believes this allocation method to be reasonable.

The Price Futures Group, Inc. (PFG), an affiliate of the Managing Member, acts as the introducing broker for the Company, whereby certain accounts of the Company are introduced to the Company's clearing broker. A portion of the brokerage fee paid by the Company for clearing transactions is paid to PFG, by the clearing broker.

Commencing June 1, 2010, the Company pays 0.0083 percent (0.10 percent per annum) of the month-end net asset value, Series by Series, as a support service fee to pay broker-dealers for distribution related services to the Company for hosting distribution platforms or providing custody solutions.

The Company incurred the following amount of support services fees during the years ended December 31, 2011, 2010 and 2009, respectively.

	Year
	2011	2010	2009
Total Index Series	$337,502	$160,240	$—
Agricultural Sector Series	16,407	9,302	—
Energy Sector Series	—	426	—
The Company	353,909	169,968	—

Trading Activities And Related Risks	12 Months Ended
Dec. 31, 2011
Trading Activities And Related Risks [Abstract]
Trading Activities And Related Risks

Note 9. Trading Activities and Related Risks

The Company is exposed to both market risk, the risk arising from changes in the market value of the financial instruments, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

Market risk: The Company engages in the speculative trading of derivative financial instruments that involve varying degrees of off balance sheet market risk whereby changes in the market values of the underlying commodities may result in changes in the value of the derivative financial instruments in excess of the amounts reflected in the statements of financial condition. Theoretically, the Company is exposed to a market risk equal to the notional value of futures and forward contracts purchased.

Credit risk and concentration of credit risk: Credit risk arises primarily from the potential inability of counterparties, such as clearing brokers, banks or other financial institutions, to perform in accordance with the terms of a contract. The Company's exposure to credit risk associated with counterparty nonperformance is limited to the current cost to replace all contracts in which the Company has a gain. Exchange traded financial instruments, such as financial futures, generally do not give rise to significant counterparty exposure due to daily cash settlement procedures for daily gains and losses and the margin requirements of the individual exchanges. The Company clears all of its trades through ADM Investor Services, Inc. In the event this broker does not fulfill its obligations, the Company may be exposed to risk.

The Company maintains deposits with financial institutions in amounts that are in excess of federally insured limits; however, the Company does not believe it is exposed to any significant credit risk.

The Managing Member has established procedures to actively monitor the creditworthiness of the counterparties with which it conducts business in order to minimize market and credit risks. The non-managing members bear the risk of loss only to the extent of the value of their respective investments and, in certain circumstances, distributions and withdrawals received.

Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights

Note 10. Financial Highlights

Financial highlights for non-managing members of the Company for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Total Index Series			Agricultural Sector Series			Energy Sector Series
	2011	2010	2009	2011	2010	2009	2011	2010 (3)	2009
Total Return	(10.20)%	17.67%	24.79%	(19.64)%	34.81%	4.95%	—%	(7.61)%	—%

Ratios to average members' equity (net assets)
Total expenses (1)	0.92%	0.96%	1.11%	1.22%	1.17%	1.20%	—%	1.59%	—%

Net investment loss (2)	(3.07)%	(0.92)%	(0.78)%	(4.13)%	(1.14)%	(0.63)%	—%	(1.54)%	—%

(1)	The ratio of operating expenses to average members' equity (net asset) values does not include brokerage commissions.
(2)	Net investment income (loss) does not include net realized and unrealized gains and losses and the related brokerage commissions of the Series.
(3)	Annualized.

Each ratio is calculated for the non-managing members taken as a whole. Total return is based on the change in value during the period of a theoretical investment made in each Series at the beginning of each calendar month during the year. The computation of an individual non-managing member's ratios may vary from the ratios calculated above based on any fee waivers and the timing of capital transactions.

The total returns and ratios exclude the effects of any 1 percent sales fees charged by the selling agents as this fee is deducted from the subscription proceeds and paid to the applicable selling agent.

Indemnifications	12 Months Ended
Dec. 31, 2011
Indemnifications [Abstract]
Indemnifications

Note 11. Indemnifications

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties that provide indemnifications under certain circumstances. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. The Managing Member expects the risk of any future obligations under these indemnifications to be remote.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

Subsequent to December 31, 2011, subscriptions and withdrawals of interests were as follows:

	Total Index Series		Agricultural Sector Series		Total RICI ® Linked - PAM Advisors Fund, LLC
	Subscriptions	Withdrawals	Subscriptions	Withdrawals	Subscriptions	Withdrawals
January	$1,654,191	$4,762,854	$—	$63,828	$1,654,191	$4,826,682
February	1,192,698	3,466,610	1,196,000	75,918	2,388,698	3,542,528
March	10,387,710	—	1,145,000	—	11,532,710	—

Total	$13,234,599	$8,229,464	$2,341,000	$139,746	$15,575,599	$8,369,210